Financial Risk Management - Additional Information (Detail) ¥ in Millions, $ in Millions, $ in Millions	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Contribution requirement as a limited partner of private equity investment funds, up to amount of the Group's unfunded capital commitment	¥ 810
USD [member]
Disclosure of detailed information about financial instruments [Line Items]
Contribution requirement as a limited partner of private equity investment funds, up to amount of the Group's unfunded capital commitment	2,942	$ 26		¥ 1,956	$ 17
TWD [member]
Disclosure of detailed information about financial instruments [Line Items]
Contribution requirement as a limited partner of private equity investment funds, up to amount of the Group's unfunded capital commitment	¥ 170		$ 45